Statements of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Common stock issued price per share	$ 4.30	$ 3.21	$ 3.21
Common stock issuance cost	$ 805,150	$ 434,641	$ 434,641
Series A-1 convertible preferred stock [Member]
Convertible preferred stock issued price per share		$ 0.01	$ 0.01
Convertible preferred stock issuance cost			434,641
Series A-2 convertible preferred stock [Member]
Convertible preferred stock issued price per share		$ 1.6996	$ 1.6996
Convertible preferred stock issuance cost		$ 501,475	$ 501,475